UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
               WASHINGTON D.C. 20549
                      FORM 13F
                FORM 13F COVER PAGE
Report for the Calendar Year or Quarter ended:  3/31/2011
Check here if Amendment [ ];  Amendment Number:

This Amendment : [ ] is a restatement.
                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     NELSON ROBERTS INVESTMENT ADVISORS, LLC
Address:  1950 University Avenue, Suite 202
          East Palo Alto, California 94303

13F File Number:   028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Roberts
Title:    Manager
Phone:    650-322-4000
Signature, Place, and Date of Signing:
 /s/ Brian Roberts  East Palo Alto, CA  5/11/2011

Report Type (Check only one.):
[x]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: 0

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 78
Form 13F Information Table Value Total: $137744

    FORM 13F INFORMATION TABLE

                           TITLE OF                VALUE    SHARES/  SH/  PUT/  INVESTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER              CLASS        CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETN  MGRS    SOLE   SHARED  NONE
-------------------------- --------    ---------  --------  -------  ---  ----  --------  -----  ------- ------  ----

Abbott Labs                  COM       002824100     758      15450   SH          SOLE             15450    0      0
Adobe Systems Inc            COM       00724F101    2757      83152   SH          SOLE             83152    0      0
Akamai Technologies          COM       00971T101    3353      88249   SH          SOLE             88249    0      0
Royal Dutch Shell PLC        COM       780259107    3497      47747   SH          SOLE             47747    0      0
American Express             COM       025816109     759      16800   SH          SOLE             16800    0      0
Amyris                       COM       03236M101     185       6475   SH          SOLE              6475    0      0
Apple Computer               COM       037833100    1076       3087   SH          SOLE              3087    0      0
Automatic Data Processing    COM       053015103     323       6300   SH          SOLE              6300    0      0
Brown & Brown Inc            COM       115236101    2341      90747   SH          SOLE             90747    0      0
CVS Corporation              COM       126650100     944      27500   SH          SOLE             27500    0      0
Cavium Networks              COM       14965A101    1955      43515   SH          SOLE             43515    0      0
Chevron Corp.                COM       166764100    5306      49365   SH          SOLE             49365    0      0
Cisco Systems Inc.           COM       17275R102    3194     186267   SH          SOLE            186267    0      0
Coca-Cola                    COM       191216100     992      14950   SH          SOLE             14950    0      0
Colgate Palmolive            COM       194162103    2532      31355   SH          SOLE             31355    0      0
Costco Wholesale Corp        COM       22160K105    3107      42376   SH          SOLE             42376    0      0
Danaher Corp Del             COM       235851102     994      19150   SH          SOLE             19150    0      0
Diageo PLC-SP ADR            SPON ADR  25243Q205    2560      33588   SH          SOLE             33588    0      0
Disney (Walt & Co.)          COM       254687106    2551      59193   SH          SOLE             59193    0      0
Dollar Tree, Inc             COM       256746108     477       8600   SH          SOLE              8600    0      0
Emerson Electric             COM       291011104    4160      71204   SH          SOLE             71204    0      0
Expeditors Intl Wash Inc     COM       302130109    3129      62401   SH          SOLE             62401    0      0
Express Scripts Inc          COM       302182100     677      12180   SH          SOLE             12180    0      0
Exxon Mobil  Corp            COM       30231G102    1012      12034   SH          SOLE             12034    0      0
Ford Motor Co                COM       345370860     256      17200   SH          SOLE             17200    0      0
Gen-Probe Inc.               COM       36866T103    1488      22420   SH          SOLE             22420    0      0
General Electric             COM       369604103     359      17896   SH          SOLE             17896    0      0
Gilead Sciences              COM       375558103      53       1250   SH          SOLE              1250    0      0
Goldman Sachs Group          COM       38141G104     802       5055   SH          SOLE              5055    0      0
Google Inc. - Cl A           COM       38259P508     605       1031   SH          SOLE              1031    0      0
Hewlett Packard              COM       428236103    1341      32730   SH          SOLE             32730    0      0
Illumina Inc.                COM       452327109    1421      20285   SH          SOLE             20285    0      0
Intel Corp.                  COM       458140100    1886      93441   SH          SOLE             93441    0      0
Int'l Business Machines      COM       459200101    1922      11789   SH          SOLE             11789    0      0
J.P.Morgan Chase & Co        COM       46625H100    1428      30971   SH          SOLE             30971    0      0
Lindsay Corporation          COM       535555106    3442      43559   SH          SOLE             43559    0      0
Lowes Companies  Inc.        COM       548661107     687      26000   SH          SOLE             26000    0      0
Marathon Oil                 COM       565849106    2434      45665   SH          SOLE             45665    0      0
Rare Earth ETF               COM       57060U472    1566      59525   SH          SOLE             59525    0      0
McDonald's Corp              COM       580135101     950      12480   SH          SOLE             12480    0      0
Medtronic Inc.               COM       585055106     763      19400   SH          SOLE             19400    0      0
Merck & Co                   COM       589331107     792      23982   SH          SOLE             23982    0      0
Microsoft Corp               COM       594918104    2400      94525   SH          SOLE             94524    0      0
Myriad Gentics               COM       62855J104    1482      73550   SH          SOLE             73550    0      0
National Oilwell Varco INC   COM       637071101     777       9800   SH          SOLE              9800    0      0
Novartis A G Spon ADR        SPON ADR  66987V109    2260      41580   SH          SOLE             41580    0      0
Nucor Corporation            COM       670346105    2788      60587   SH          SOLE             60587    0      0
Oracle Corp.                 COM       68389X105    4051     121170   SH          SOLE            121170    0      0
Paychex Inc.                 COM       704326107    4382     139627   SH          SOLE            139627    0      0
Pepsico Inc.                 COM       713448108     802      12450   SH          SOLE             12450    0      0
Financial Select Sector      COM       71829664      602      36734   SH          SOLE             36734    0      0
Power Integrations           COM       739276103    3135      81800   SH          SOLE             81800    0      0
Praxair Inc                  COM       74005P104    2702      26593   SH          SOLE             26593    0      0
Qualcomm Inc                 COM       747525103     255       4650   SH          SOLE              4650    0      0
Schlumberger Ltd             COM       806857108    4731      50725   SH          SOLE             50725    0      0
Materials Select Sector SPDR COM       81369Y100     420      10506   SH          SOLE             10506    0      0
Healthcare SPDR              COM       81369Y209    1025      30957   SH          SOLE             30957    0      0
Consumer Staples SPDR        COM       81369Y308     479      16016   SH          SOLE             16016    0      0
Consumer Disc SPDR           COM       81369Y407     477      12211   SH          SOLE             12211    0      0
Energy Select SPDR           COM       81369Y506     681       8539   SH          SOLE              8539    0      0
Industrial Sector SPDR       COM       81369Y704    1084      28790   SH          SOLE             28790    0      0
Technology Sector SPDR       COM       81369Y803    1730      66374   SH          SOLE             66374    0      0
Utilities Sector SPDR        COM       81369Y886    2435      76408   SH          SOLE             76408    0      0
Sigma-Aldrich                COM       826552101    2110      33160   SH          SOLE             33160    0      0
J.M. Smucker                 COM       832696405    3006      42100   SH          SOLE             42100    0      0
Staples                      COM       855030102     697      35875   SH          SOLE             35875    0      0
GOLD Trust ETF               COM       863307104    1111       7945   SH          SOLE              7945    0      0
Sun Hydraulics Corp          COM       866942105    2343      54359   SH          SOLE             54359    0      0
TJX Companies Inc.           COM       872540109    3027      60862   SH          SOLE             60862    0      0
Texas Instruments            COM       882508104    3178      91968   SH          SOLE             91968    0      0
Thermo Fisher Scientific     COM       883556102    2724      49037   SH          SOLE             49037    0      0
3M Company                   COM       88579Y101    3090      33049   SH          SOLE             33049    0      0
Travelers Companies  Inc.    COM       89417E109    2217      37267   SH          SOLE             37267    0      0
US Bancorp                   COM       902973304     922      34874   SH          SOLE             34874    0      0
Varian Medical Systems Inc.  COM       92220P105    3023      44693   SH          SOLE             44693    0      0
Verizon Communications       COM       92343V104    2437      63238   SH          SOLE             63238    0      0
Walgreen Co                  COM       931422109     942      23460   SH          SOLE             23460    0      0
Wells Fargo                  COM       949746101     985      31053   SH          SOLE             31053    0      0